Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued employee compensation and benefits	$ 5,587	$ 6,167	$ 3,475
Bonuses payable	7,903	10,418	8,836
Other accrued expenses	17,813	14,600	15,628
Total accrued expenses.	$ 31,303	$ 31,185	$ 27,939